Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Investments Abstract]
Investment in Quleduo	$ 1,500,000	$ 1,500,000
Less: share of equity loss in Quleduo	(21,600)	(19,200)
Total assets	$ 1,478,400	$ 1,480,800